CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Changes In Contract Assets
SCHEDULE OF CHANGES IN CONTRACT ASSETS

The following table shows the changes in contract asset balances during the fiscal years ended December 31, 2023, 2024 and 2025, respectively:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Contract assets, beginning of the year	76,157	145,383	113,059
Additions	145,383	-	-
Transferred to accounts receivable or collected	(76,157)	(145,383)	(113,059)
Contract assets, end of the year	145,383	-	-